Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	8,640,000
Maximum Aggregate Offering Price	$ 56,067,040.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,742.86
Offering Note	All securities being registered are issued by Zoar Limited, a Cayman Islands exempt company limited by shares ("PubCo"), in connection with the proposed business combination among PubCo, Impact BioMedical Inc., Zoar Nevada Sub, Inc., Zoar Labs Limited, and Kanans Visvanats, as described in the proxy statement/prospectus included in the registration statement to which this filing fee table is attached. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the proxy statement/prospectus. Pursuant to Rule 457(o) promulgated under the Securities Act, the registration fee is being calculated based on the maximum aggregate offering price of all the securities listed in the Calculation of Filing Fee table. Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810. Consists of PubCo Shares to be issued to Impact Shareholders in exchange for their Impact Shares pursuant to the Merger and Share Exchange Agreement. Pursuant to Rule 457(f)(1) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is the market value of the Impact Shares to be received by PubCo in the Business Combination. Pursuant to Rule 457(c) this is calculated as the product of the number of Impact Shares being exchanged in the Business Combination multiplied by the market price of an Impact Share. As of September 8, 2026, the maximum aggregate offering price was equal to $56,067,040 , which is the product of (a) $0.52 (the average of the high ($0.53) and low ($0.50) trading prices of Impact Shares on the NYSE American on September 8, 2026, a date within five business days prior to the initial filing of this registration statement), multiplied by (b) 107,821,231 Impact Shares outstanding on September 8, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	170,026,000
Maximum Aggregate Offering Price	$ 415,438,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 57,371.99
Offering Note	All securities being registered are issued by Zoar Limited, a Cayman Islands exempt company limited by shares ("PubCo"), in connection with the proposed business combination among PubCo, Impact BioMedical Inc., Zoar Nevada Sub, Inc., Zoar Labs Limited, and Kanans Visvanats, as described in the proxy statement/prospectus included in the registration statement to which this filing fee table is attached. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the proxy statement/prospectus. Pursuant to Rule 457(o) promulgated under the Securities Act, the registration fee is being calculated based on the maximum aggregate offering price of all the securities listed in the Calculation of Filing Fee table. Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810. Consists of (i) 167,976,000 PubCo Shares to be issued to the Zoar Shareholders, (ii) 22,000 PubCo Shares to be issued to Chief Executive Officer of Impact, (iii) 228,000 PubCo Shares to be issued to DSS, and (iv) 1,800,000 PubCo Shares to be issued to BMI Capital International LLC, in each case pursuant to the Merger and Share Exchange Agreement. Pursuant to Rule 457(f)(2) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is the aggregate book value of the Zoar Shares that will be exchanged for PubCo Shares in the Business Combination. This is computed to be $415,438,000 based on the consolidated financial statements of Zoar Lab Limited and Subsidiaries as of March 31, 2026, the latest practicable date prior to the filing of the registration statement to which this filing fee table is attached.